ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2024	Mar. 31, 2024
Accounts Payable and Accrued Liabilities
Accounts payable	$ 2,086,135	$ 842,821
Accrued liabilities	310,080	285,987
Total	$ 2,396,215	$ 1,128,808